Cover	Apr. 13, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-56380
Entity Registrant Name	Harmony Energy Technologies Corp
Entity Central Index Key	0001901297
Entity Tax Identification Number	83-2756695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1580 Dell Avenue
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008.
City Area Code	(408)
Local Phone Number	963-4550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Harmony Energy Technologies Corp.
Entity Address, Address Line Two	165 Broadway FL 23
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006